Standby Equity Purchase Agreement - Additional Information (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Oct. 12, 2023	Aug. 14, 2023	Jun. 30, 2023		Jun. 30, 2022
Class of Stock [Line Items]
Ordinary stock, shares, issued	135,430,451			126,799,854		121,432,144
Common stock	$ 13,542 [1]			$ 12,679	[1]	$ 12,143
Arena Business Solutions Global Spc II, Ltd
Class of Stock [Line Items]
Ordinary stock, shares, issued	0	2,994,012
Further issue of ordinary shares	5,519,847
Remaining ordinary shares	5,519,847
Fair value of shares	$ 3,274,325
Common stock			$ 150,000,000

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.